Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments
Schedule of short-term investments classification

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Held-to-maturity debt securities	61,549,143	86,203,296	13,527,177
Trading debt securities	3,001,951	313,322	49,168
	64,551,094	86,516,618	13,576,345